Shares Issued and Outstanding (Detail) - Shares Issued and Outstanding [Member] - shares	Jun. 30, 2022	Dec. 31, 2021
Shares Issued and Outstanding, in million [Line Items]
Shares issued	2,066.8	2,066.8
Shares in treasury	33.8	0.7
of which [Abstract]
Buyback	33.8	0.7
Other	0.0	0.0
Shares outstanding	2,033.0	2,066.1